Preferred Stock	12 Months Ended
Dec. 31, 2014
Preferred Stock [Abstract]
Preferred Stock

Note 18: Preferred Stock
We are authorized to issue 20 million shares of preferred stock and 4 million shares of preference stock, both without par value. Preferred shares outstanding rank senior to common shares both as to dividends and liquidation preference but have no general voting rights. We have not issued any preference shares under this authorization. If issued, preference shares would be limited to one vote per share. Our total authorized, issued and outstanding preferred stock is presented in the following two tables along with the Employee Stock Ownership Plan (ESOP) Cumulative Convertible Preferred Stock.

	December 31, 2014		December 31, 2013
	Liquidation preference per share	Shares authorized and designated	Liquidation preference per share	Shares authorized and designated
DEP Shares
Dividend Equalization Preferred Shares (DEP)	$10	97,000	$10	97,000
Series G
7.25% Class A Preferred Stock	15,000	50,000	15,000	50,000
Series H
Floating Class A Preferred Stock	20,000	50,000	20,000	50,000
Series I
Floating Class A Preferred Stock	100,000	25,010	100,000	25,010
Series J
8.00% Non-Cumulative Perpetual Class A Preferred Stock	1,000	2,300,000	1,000	2,300,000
Series K
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	1,000	3,500,000	1,000	3,500,000
Series L
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	1,000	4,025,000	1,000	4,025,000
Series N
5.20% Non-Cumulative Perpetual Class A Preferred Stock	25,000	30,000	25,000	30,000
Series O
5.125% Non-Cumulative Perpetual Class A Preferred Stock	25,000	27,600	25,000	27,600
Series P
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	26,400	25,000	26,400
Series Q
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	69,000	25,000	69,000
Series R
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	34,500	25,000	34,500
Series S
5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	25,000	80,000	—	—
Series T
6.00% Non-Cumulative Perpetual Class A Preferred Stock	25,000	32,200	—	—
ESOP
Cumulative Convertible Preferred Stock (1)	—	1,251,287	—	1,105,664
Total		11,597,997		11,340,174

(1)	See the ESOP Cumulative Convertible Preferred Stock section of this Note for additional information about the liquidation preference for the ESOP Cumulative Preferred Stock.

	December 31, 2014				December 31, 2013
(in millions, except shares)	Shares issued and outstanding	Par value	Carrying value	Discount	Shares issued and outstanding	Par value	Carrying value	Discount
DEP Shares
Dividend Equalization Preferred Shares (DEP)	96,546	—	—	—	96,546	—	—	—
Series I (1)
Floating Class A Preferred Stock	25,010	2,501	2,501	—	25,010	2,501	2,501	—
Series J (1)
8.00% Non-Cumulative Perpetual Class A Preferred Stock	2,150,375	2,150	1,995	155	2,150,375	2,150	1,995	155
Series K (1)
7.98% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	3,352,000	3,352	2,876	476	3,352,000	3,352	2,876	476
Series L (1)
7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock	3,968,000	3,968	3,200	768	3,968,000	3,968	3,200	768
Series N (1)
5.20% Non-Cumulative Perpetual Class A Preferred Stock	30,000	750	750	—	30,000	750	750	—
Series O (1)
5.125% Non-Cumulative Perpetual Class A Preferred Stock	26,000	650	650	—	26,000	650	650	—
Series P (1)
5.25% Non-Cumulative Perpetual Class A Preferred Stock	25,000	625	625	—	25,000	625	625	—
Series Q (1)
5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	69,000	1,725	1,725	—	69,000	1,725	1,725	—
Series R (1)
6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	33,600	840	840	—	33,600	840	840	—
Series S (1)
5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock	80,000	2,000	2,000	—	—	—	—	—
Series T (1)
6.00% Non-Cumulative Perpetual Class A Preferred Stock	32,000	800	800	—	—	—	—	—
ESOP
Cumulative Convertible Preferred Stock	1,251,287	1,251	1,251	—	1,105,664	1,105	1,105	—
Total	11,138,818	$20,612	19,213	1,399	10,881,195	$17,666	16,267	1,399

(1)	Preferred shares qualify as Tier 1 capital.

In April 2014, we issued 2 million Depositary Shares, each representing a 1/25th interest in a share of the Non-Cumulative Perpetual Class A Preferred Stock, Series S, for an aggregate public offering price of $2.0 billion. In July 2014, we issued 32 million Depositary Shares, each representing a 1/1,000th interest in a share of the Non-Cumulative Perpetual Class A Preferred Stock, Series T, for an aggregate public offering price of $800 million. See Note 8 (Securitizations and Variable Interest Entities) for additional information on our trust preferred securities. We do not have a commitment to issue Series G or H preferred stock.
ESOP CUMULATIVE CONVERTIBLE PREFERRED STOCK All shares of our ESOP Cumulative Convertible Preferred Stock (ESOP Preferred Stock) were issued to a trustee acting on behalf of the Wells Fargo & Company 401(k) Plan (the 401(k) Plan). Dividends on the ESOP Preferred Stock are cumulative from the date of initial issuance and are payable quarterly at annual rates based upon the year of issuance. Each share of ESOP Preferred Stock released from the unallocated reserve of the 401(k) Plan is converted into shares of our common stock based on the stated value of the ESOP Preferred Stock and the then current market price of our common stock. The ESOP Preferred Stock is also convertible at the option of the holder at any time, unless previously redeemed. We have the option to redeem the ESOP Preferred Stock at any time, in whole or in part, at a redemption price per share equal to the higher of (a) $1,000 per share plus accrued and unpaid dividends or (b) the fair market value, as defined in the Certificates of Designation for the ESOP Preferred Stock.

	Shares issued and outstanding		Carrying value
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Adjustable dividend rate
(in millions, except shares)	2014	2013	2014	2013	Minimum	Maximum
ESOP Preferred Stock
$1,000 liquidation preference per share
2014	352,158	—	$352	—	8.70%	9.70
2013	288,000	349,788	288	350	8.50	9.50
2012	189,204	217,404	189	217	10.00	11.00
2011	205,263	241,263	205	241	9.00	10.00
2010	141,011	171,011	141	171	9.50	10.50
2008	42,204	57,819	42	58	10.50	11.50
2007	24,728	39,248	25	39	10.75	11.75
2006	8,719	21,139	9	21	10.75	11.75
2005	—	7,992	—	8	9.75	10.75
Total ESOP Preferred Stock (1)	1,251,287	1,105,664	$1,251	1,105
Unearned ESOP shares (2)			$(1,360)	(1,200)

(1)	At December 31, 2014 and December 31,2013, additional paid-in capital included $109 million and $95 million, respectively, related to ESOP preferred stock.

(2)
We recorded a corresponding charge to unearned ESOP shares in connection with the issuance of the ESOP Preferred Stock. The unearned ESOP shares are reduced as shares of the ESOP Preferred Stock are committed to be released.